Reconciliation of Activity for Assets and Liabilities Classified (Detail) (Foreign Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	¥ 12,258	¥ 10,966
Net unrealized gains	(793)	789
Realized gains	2,203
Purchases, sales and settlements, net	1,266	578
Foreign exchange impact	1,793	(75)
Ending balance	16,727	12,258
Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	296	2,175
Purchases, sales and settlements, net	(210)	(1,783)
Foreign exchange impact	14	(96)
Ending balance	100	296
Equity Securities | Pooled funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	5,618	2,445
Net unrealized gains	992	329
Realized gains	(293)
Purchases, sales and settlements, net	8,307	2,752
Foreign exchange impact	2,003	92
Ending balance	16,627	5,618
Debt Securities | Pooled funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	6,344	6,346
Net unrealized gains	(1,785)	460
Realized gains	2,496
Purchases, sales and settlements, net	(6,831)	(391)
Foreign exchange impact	(224)	(71)
Ending balance		¥ 6,344